SCHEDULE OF INVESTMENTS
Thornburg Developing World Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 97.3%
	Automobiles & Components — 2.6%
	Automobiles — 2.6%
[a,b]	Tata Motors Ltd. Sponsored ADR	771,916	$ 28,018,990
			28,018,990
	Banks — 15.0%
	Banks — 15.0%
	Bank Rakyat Indonesia Persero Tbk PT	88,345,967	31,967,775
[b]	China Construction Bank Corp. Class H	33,052,307	21,385,298
	Grupo Financiero Banorte SAB de CV Class O	1,665,293	13,700,214
	HDFC Bank Ltd.	1,513,259	31,372,415
[c]	Postal Savings Bank of China Co. Ltd. Class H	44,489,669	27,366,029
	Saudi National Bank	2,243,533	22,012,428
	SCB X PCL	5,162,125	15,506,031
			163,310,190
	Capital Goods — 1.3%
	Machinery — 1.3%
	Shenzhen Inovance Technology Co. Ltd. Class A	1,574,698	13,919,419
			13,919,419
	Consumer Discretionary Distribution & Retail — 8.4%
	Broadline Retail — 6.7%
[b]	Alibaba Group Holding Ltd.	2,359,322	24,448,309
[b]	MercadoLibre, Inc.	15,494	18,354,192
	Naspers Ltd. Class N	166,997	30,158,614
	Specialty Retail — 1.7%
	China Tourism Group Duty Free Corp. Ltd. Class A	682,298	10,381,866
	K Car Co. Ltd.	705,055	8,031,629
			91,374,610
	Consumer Services — 8.6%
	Hotels, Restaurants & Leisure — 8.6%
	Americana Restaurants International plc	27,508,100	31,463,393
[b,c]	Meituan Class B	1,342,468	20,952,506
	Yum China Holdings, Inc.	732,889	41,302,167
			93,718,066
	Consumer Staples Distribution & Retail — 6.0%
	Consumer Staples Distribution & Retail — 6.0%
[b,c]	Dino Polska SA	265,087	30,955,449
	Raia Drogasil SA	2,230,120	13,786,298
	Wal-Mart de Mexico SAB de CV	5,243,807	20,798,157
			65,539,904
	Energy — 3.6%
	Oil, Gas & Consumable Fuels — 3.6%
[b]	PRIO SA	1,506,863	11,669,203
	PTT Exploration & Production PCL	2,477,479	10,481,508
	Reliance Industries Ltd.	561,126	17,464,853
			39,615,564
	Financial Services — 6.7%
	Capital Markets — 2.6%
	East Money Information Co. Ltd. Class A	6,308,328	12,331,724
	Saudi Tadawul Group Holding Co.	316,293	15,870,729
	Consumer Finance — 1.9%
	SBI Cards & Payment Services Ltd.	1,932,895	19,998,979
	Financial Services — 2.2%
[b]	Chailease Holding Co. Ltd.	3,704,940	24,267,776
			72,469,208
	Food, Beverage & Tobacco — 4.3%
	Beverages — 4.3%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Developing World Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Kweichow Moutai Co. Ltd. Class A	63,197	$ 14,711,645
	Varun Beverages Ltd.	3,214,810	31,546,080
			46,257,725
	Health Care Equipment & Services — 3.9%
	Health Care Providers & Services — 3.9%
[b]	Max Healthcare Institute Ltd.	4,233,439	30,962,695
[b]	Oncoclinicas do Brasil Servicos Medicos SA	5,208,973	10,987,559
			41,950,254
	Insurance — 3.6%
	Insurance — 3.6%
	AIA Group Ltd.	3,914,092	39,510,551
			39,510,551
	Materials — 2.6%
	Construction Materials — 0.9%
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	2,630,187	9,870,375
	Metals & Mining — 1.7%
	First Quantum Minerals Ltd.	785,313	18,578,380
			28,448,755
	Media & Entertainment — 4.6%
	Interactive Media & Services — 4.6%
	Tencent Holdings Ltd.	1,183,109	50,066,226
			50,066,226
	Pharmaceuticals, Biotechnology & Life Sciences — 0.8%
	Biotechnology — 0.8%
	Imeik Technology Development Co. Ltd. Class A	141,622	8,674,873
			8,674,873
	Real Estate Management & Development — 1.3%
	Real Estate Management & Development — 1.3%
[b]	Corp. Inmobiliaria Vesta SAB de CV ADR	340,000	10,954,800
[b,c]	Macrotech Developers Ltd.	371,346	3,091,674
			14,046,474
	Semiconductors & Semiconductor Equipment — 9.3%
	Semiconductors & Semiconductor Equipment — 9.3%
	SK Hynix, Inc.	226,541	19,806,112
	Taiwan Semiconductor Manufacturing Co. Ltd.	4,381,267	81,029,067
			100,835,179
	Software & Services — 1.1%
	Information Technology Services — 1.1%
	Infosys Ltd. Sponsored ADR	768,982	12,357,541
			12,357,541
	Technology Hardware & Equipment — 6.6%
	Electronic Equipment, Instruments & Components — 2.8%
	Hon Hai Precision Industry Co. Ltd.	8,430,754	30,588,874
	Technology Hardware, Storage & Peripherals — 3.8%
	Samsung Electronics Co. Ltd.	743,724	40,752,000
			71,340,874
	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 1.1%
[b]	Converge Information and Communications Technology Solutions, Inc.	58,574,534	11,587,676
			11,587,676
	Transportation — 2.9%
	Ground Transportation — 1.7%
	Localiza Rent a Car SA	1,307,493	18,704,998
	Transportation Infrastructure — 1.2%
	Salik Co. PJSC	14,638,825	12,554,396

SCHEDULE OF INVESTMENTS, Continued
Thornburg Developing World Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES	VALUE
			31,259,394
	Utilities — 3.0%
	Electric Utilities — 1.6%
	Enel Chile SA	264,943,260	$ 17,216,661
	Independent Power and Renewable Electricity Producers — 1.4%
	China Longyuan Power Group Corp. Ltd. Class H	15,363,487	15,822,274
			33,038,935
	Total Common Stock (Cost $930,522,029)		1,057,340,408
	Preferred Stock — 1.3%
	Utilities — 1.3%
	Electric Utilities — 1.3%
	Centrais Eletricas Brasileiras SA Class B, 3.36%	1,518,374	14,117,625
			14,117,625
	Total Preferred Stock (Cost $13,816,593)		14,117,625
	Short-Term Investments — 1.2%
[d]	Thornburg Capital Management Fund	1,342,526	13,425,260
	Total Short-Term Investments (Cost $13,425,260)		13,425,260
	Total Investments — 99.8% (Cost $957,763,882)		$1,084,883,293
	Other Assets Less Liabilities — 0.2%		1,768,080
	Net Assets — 100.0%		$1,086,651,373

Footnote Legend
a	Security currently fair valued by the Valuation and Pricing Committee.
b	Non-income producing.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2023, the aggregate value of these securities in the Fund’s portfolio was $82,365,658, representing 7.58% of the Fund’s net assets.
d	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Developing World Fund	June 30, 2023 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Developing World Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers five classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”) and Retirement Classes (“Class R5” and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Developing World Fund	June 30, 2023 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/22	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/23	Dividend Income
Thornburg Capital Mgmt. Fund	$37,261,633	$244,273,689	$(268,110,062)	$-	$-	$13,425,260	$1,059,840